Income Tax - Summary of deferred tax assets and deferred tax liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	$ 3,044,491	$ 9,412,722
Deferred Tax Liabilities	10,429,424	10,116,786
Net deferred tax liabilities	7,384,933	704,064	$ 4,903,673
Inflation adjustment on deferred income tax [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	112,133	7,404,561
Allowances for contingencies [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	365,174	594,761
Provisions and employee benefit [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	591,113	529,485
Lease [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	106,147	82,349
Loans and other financing [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	1,708,157	393,633
Other [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	161,767	407,933
Property, plant and equipment [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	6,851,232	7,104,570
Intangible asset [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	1,377,624	1,320,956
Investments in other companies [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	1,283,901	889,262
Profit or loss for forward sale [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	511,718	317,513
Other [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	$ 404,949	$ 484,485